Income taxes - Schedule of Non Capital Losses Carry Forwards (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 2,092,204
Tax credits	215,847
Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	671,945
U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	1,420,259
2025—2029
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	323
Tax credits	2,349
2025—2029 | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	323
2025—2029 | U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	0
2030+
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	2,091,881
Tax credits	213,498
2030+ | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	671,622
2030+ | U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 1,420,259